NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
NET INCOME/(LOSS) PER SHARE
NET INCOME/(LOSS) PER SHARE

2. NET INCOME/(LOSS) PER SHARE

Basic net income/(loss) per Class A and Class B ordinary share for the years ended December 31, 2021, 2022 and 2023 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period and including vested restricted share units and shares that will be delivered as part of the restructuring of the Company’s convertible notes in June 2022. Diluted net income/(loss) per ordinary share is computed using the dilutive effect of share-based awards calculated using the “treasury stock” method and the dilutive effect of convertible debt restructuring under the if-converted method.

The computation of the diluted net income/(loss) per Class A share assumes the conversion of Class B shares, while the diluted net income/(loss) per Class B share does not assume the conversion of those shares. The net income/(loss) per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of share-based awards excluded from the diluted net income/(loss) per ordinary share computation, because their effect was anti-dilutive for the years ended December 31, 2021, 2022 and 2023, was 16,368,866, 7,895,305 and 3,785,706, respectively.

In June 2022, the Group completed the repurchase of 93.2% in aggregate principal amount of the Group’s 0.75% convertible notes due to March 3, 2025 (the “Notes”) and accounted for the modification of all the Notes. The Group has to date repurchased more than 99% in aggregate principal amount of the Notes originally issued. Prior to the modification, the convertible debt is included in the calculation of diluted net income per share under the if-converted method.

The components of basic and diluted net (loss)/income per share were as follows:

	Year ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net (loss)/income, allocated for basic	(13,224)	(1,445)	35,637	3,828	17,957	200.2	1,913	21.3
Reallocation of net (loss)/income as a result of conversion of Class B to Class A shares	(1,445)	—	3,828	—	1,913	21.3	—	—
Reallocation of net income to Class B shares	—	—	—	(882)	—	—	(12)	(0.1)
Effect of convertible debt restructuring, net of tax	—	—	(8,348)	—	—	—	—	—
Net (loss)/income, allocated for diluted	(14,669)	(1,445)	31,117	2,946	19,870	221.5	1,901	21.2
Weighted average ordinary shares used in per share computation — basic	326,683,201	35,703,468	332,321,580	35,698,674	335,141,012	335,141,012	35,698,674	35,698,674
Effect of:
Conversion of Class B to Class A shares	35,703,468	—	35,698,674	—	35,698,674	35,698,674	—	—
Incremental shares under the if-converted method	—	—	2,694,657	—	—	—	—	—
Share-Based Awards	—	—	6,305,374	—	2,219,542	2,219,542	—	—
Weighted average ordinary shares used in per share computation — diluted	362,386,669	35,703,468	377,020,285	35,698,674	373,059,228	373,059,228	35,698,674	35,698,674
Net (loss)/income per share attributable to ordinary shareholders:
Basic	(40.48)	(40.48)	107.24	107.24	53.58	0.60	53.58	0.60
Diluted	(40.48)	(40.48)	82.53	82.53	53.26	0.59	53.26	0.59